Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Empower Core Strategies: Flexible Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: Flexible Bond Fund
Class Name	Institutional Class
Trading Symbol	MXEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Core Strategies: Flexible Bond Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Flexible Bond Fund (Institutional Class/MXEDX)	$ 47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 7.97%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period.
The Fund’s investment portfolio is managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser, and Loomis, Sayles & Company, L.P. (“Loomis Sayles”), the Fund’s sub-adviser.
ECM Summary of Performance
During the period, the Fund maintained an overweight to agency mortgage-backed securities and an out-of-benchmark allocation to asset-backed securities, while holding an underweight to Treasuries, reflecting attractive valuations and a constructive view of market conditions. Treasury futures were used to manage interest rate risk and modestly detracted from performance. An overweight to agency mortgage-backed securities exposure was the largest contributor to performance, followed by the out-of-benchmark exposure to asset-backed securities. Sector, duration and yield curve positioning did not have any negative impact on performance throughout the period.
Loomis Sayles Summary of Performance
Performance was driven primarily by security selection, with yield curve positioning also contributing throughout the period. Exposure to high yield credit, investment grade credit, and securitized sectors were the top contributors to performance, with investment grade credit providing the largest contribution, driven largely by security selection. Within this sector, exposure across communications and capital goods moderately aided performance. An underweight exposure to securitized names detracted from performance despite positive security selection within the sector.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: Flexible Bond Fund (Institutional Class/MXEDX)	7.97%	0.53%	2.67%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.12%
(a)
Institutional Class
inception
date was June 25, 2018.

Performance Inception Date	Jun. 25, 2018
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 1,409,000,000
Holdings Count | Holding	1,099
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,409M
Total number of portfolio holdings	1,099
Total advisory fee paid	$ 5.0M
Portfolio turnover rate as of the end of the reporting period	98%
Average Credit Quality	A1
Weighted Average Maturity	12 years
Effective Duration	5.22 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.50%	5.24%
United States Treasury Note/Bond 4.00%	2.56%
United States Treasury Note/Bond 3.75%	2.41%
United States Treasury Note/Bond 4.63%	2.32%
United States Treasury Note/Bond 4.75%	2.25%
United States Treasury Note/Bond 3.88%	2.06%
United States Treasury Note/Bond 3.88%	1.92%
United States Treasury Note/Bond 3.50%	1.75%
United States Treasury Note/Bond 4.00%	1.51%
United States Treasury Note/Bond 3.75%	1.24%
CREDIT RATING ALLOC
ATION
(a)

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.50%	5.24%
United States Treasury Note/Bond 4.00%	2.56%
United States Treasury Note/Bond 3.75%	2.41%
United States Treasury Note/Bond 4.63%	2.32%
United States Treasury Note/Bond 4.75%	2.25%
United States Treasury Note/Bond 3.88%	2.06%
United States Treasury Note/Bond 3.88%	1.92%
United States Treasury Note/Bond 3.50%	1.75%
United States Treasury Note/Bond 4.00%	1.51%
United States Treasury Note/Bond 3.75%	1.24%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30,

2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective January 17, 2025, Western Asset was removed as a sub-adviser of the Fund and ECM began managing the portion of the Fund’s investment portfolio previously managed by Western Asset.

Material Fund Change Adviser [Text Block]	Effective January 17, 2025, Western Asset was removed as a sub-adviser of the Fund and ECM began managing the portion of the Fund’s investment portfolio previously managed by Western Asset.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Strategies: Flexible Bond Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: Flexible Bond Fund
Class Name	Investor Class
Trading Symbol	MXEWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Core Strategies: Flexible Bond Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Flexible Bond Fund (Investor Class/MXEWX)	$ 79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 7.61%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period.
The Fund’s investment portfolio is managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser, and Loomis, Sayles & Company, L.P. (“Loomis Sayles”), the Fund’s sub-adviser.
ECM Summary of Performance
During the period, the Fund maintained an overweight to agency mortgage-backed securities and an out-of-benchmark allocation to asset-backed securities, while holding an underweight to Treasuries, reflecting attractive valuations and a constructive view of market conditions. Treasury futures were used to manage interest rate risk and modestly detracted from performance. An overweight to agency mortgage-backed securities exposure was the largest contributor to performance, followed by the out-of-benchmark exposure to asset-backed securities. Sector, duration and yield curve positioning did not have any negative impact on performance throughout the period.
Loomis Sayles Summary of Performance
Performance was driven primarily by security selection, with yield curve positioning also contributing throughout the period. Exposure to high yield credit, investment grade credit, and securitized sectors were the top contributors to performance, with investment grade credit providing the largest contribution, driven largely by security selection. Within this sector, exposure across communications and capital goods moderately aided performance. An underweight exposure to securitized names detracted from performance despite positive security selection within the sector.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: Flexible Bond Fund (Investor Class/MXEWX)	7.61%	0.22%	0.33%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	(0.30) %
(a)
Investor Class inception date was September 3, 2020.

Performance Inception Date	Sep. 03, 2020
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 1,409,000,000
Holdings Count | Holding	1,099
Advisory Fees Paid, Amount	$ 5,000,000
Investment Company, Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,409M
Total number of portfolio holdings	1,099
Total advisory fee paid	$ 5.0M
Portfolio turnover rate as of the end of the reporting period	98%
Average Credit Quality	A1
Weighted Average Maturity	12 years
Effective Duration	5.22 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.50%	5.24%
United States Treasury Note/Bond 4.00%	2.56%
United States Treasury Note/Bond 3.75%	2.41%
United States Treasury Note/Bond 4.63%	2.32%
United States Treasury Note/Bond 4.75%	2.25%
United States Treasury Note/Bond 3.88%	2.06%
United States Treasury Note/Bond 3.88%	1.92%
United States Treasury Note/Bond 3.50%	1.75%
United States Treasury Note/Bond 4.00%	1.51%
United States Treasury Note/Bond 3.75%	1.24%
CREDIT RATING ALLOCATION
(a)

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.50%	5.24%
United States Treasury Note/Bond 4.00%	2.56%
United States Treasury Note/Bond 3.75%	2.41%
United States Treasury Note/Bond 4.63%	2.32%
United States Treasury Note/Bond 4.75%	2.25%
United States Treasury Note/Bond 3.88%	2.06%
United States Treasury Note/Bond 3.88%	1.92%
United States Treasury Note/Bond 3.50%	1.75%
United States Treasury Note/Bond 4.00%	1.51%
United States Treasury Note/Bond 3.75%	1.24%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30,

2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective January 17, 2025, Western Asset was removed as a sub-adviser of the Fund and ECM began managing the portion of the Fund’s investment portfolio previously managed by Western Asset.

Material Fund Change Adviser [Text Block]	Effective January 17, 2025, Western Asset was removed as a sub-adviser of the Fund and ECM began managing the portion of the Fund’s investment portfolio previously managed by Western Asset.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30,

2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.

Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: Inflation-Protected Securities Fund
Class Name	Institutional Class
Trading Symbol	MXEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the

Empower Core Strategies: Inflation-Protected Securities Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Inflation-Protected Securities Fund (Institutional Class/MXEGX)	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 7.08%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index, which returned 7.47% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Goldman Sachs Asset Management, L.P. (“GSAM”).
GSAM Summary of Performance
Performance during the period was driven by derivatives positioning, duration management, and sector allocation, with offsetting effects from security selection. The Fund utilized Treasury futures and interest rate swaps during the period. Interest rate swaps detracted from performance, though this was offset by Treasury futures, resulting in a positive contribution overall. Duration positioning contributed to performance, primarily driven by GSAM’s tactical auction month-end strategies. Sector allocation also contributed, led by overweights to the collateralized loan obligation and investment-grade corporate sectors, which performed well during the year. Specific U.S. Treasury Inflation-Protected Securities (“TIPS”) selection detracted from performance, particularly in December, driven by security selection and exposure to shorter-dated TIPS.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: Inflation-Protected Securities Fund (Institutional Class/MXEGX)	7.08%	2.21%	3.39%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.12%
Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index	7.47%	2.52%	3.65%
(a)
Institutional Class inception date was June 25, 2018.

Performance Inception Date	Jun. 25, 2018
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 649,000,000
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 649M
Total number of portfolio holdings	139
Total advisory fee paid	$ 1.7M
Portfolio turnover rate as of the end of the reporting period	309%
Average Credit Quality	Aa1
Weighted Average Maturity	7 years
Effective Duration	4.07 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	24.26%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	21.21%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	12.05%
U.S. Treasury Inflation Indexed Bonds TIPS 0.38%	10.47%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	10.41%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	6.26%
Government National Mortgage Association 4.50%	0.96%
Elmwood Ltd 5.18%	0.57%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	0.55%
Madison Park Funding LXXIII Ltd 5.26%	0.51%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	24.26%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	21.21%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	12.05%
U.S. Treasury Inflation Indexed Bonds TIPS 0.38%	10.47%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	10.41%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	6.26%
Government National Mortgage Association 4.50%	0.96%
Elmwood Ltd 5.18%	0.57%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	0.55%
Madison Park Funding LXXIII Ltd 5.26%	0.51%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: Inflation-Protected Securities Fund
Class Name	Investor Class
Trading Symbol	MXEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the

Empower Core Strategies: Inflation-Protected Securities Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents.
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Inflation-Protected Securities Fund (Investor Class/MXEYX)	$ 72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 6.76%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index, which returned 7.47% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Goldman Sachs Asset Management, L.P. (“GSAM”).
GSAM Summary of Performance
Performance during the period was driven by derivatives positioning, duration management, and sector allocation, with offsetting effects from security selection. The Fund utilized Treasury futures and interest rate swaps during the period. Interest rate swaps detracted from performance, though this was offset by Treasury futures, resulting in a positive contribution overall. Duration positioning contributed to performance, primarily driven by GSAM’s tactical auction month-end strategies. Sector allocation also contributed, led by overweights to the collateralized loan obligation and investment-grade corporate sectors, which performed well during the year. Specific U.S. Treasury Inflation-Protected Securities (“TIPS”) selection detracted from performance, particularly in December, driven by security selection and exposure to shorter-dated TIPS.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: Inflation-Protected Securities Fund (Investor Class/MXEYX)	6.76%	1.85%	2.16%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	(0.30) %
Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index	7.47%	2.52%	2.64%
(a)
Investor Class inception date was September 3, 2020.

Performance Inception Date	Sep. 03, 2020
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 649,000,000
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 649M
Total number of portfolio holdings	139
Total advisory fee paid	$ 1.7M
Portfolio turnover rate as of the end of the reporting period	309%
Average Credit Quality	Aa1
Weighted Average Maturity	7 years
Effective Duration	4.07 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	24.26%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	21.21%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	12.05%
U.S. Treasury Inflation Indexed Bonds TIPS 0.38%	10.47%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	10.41%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	6.26%
Government National Mortgage Association 4.50%	0.96%
Elmwood Ltd 5.18%	0.57%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	0.55%
Madison Park Funding LXXIII Ltd 5.26%	0.51%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	24.26%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	21.21%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	12.05%
U.S. Treasury Inflation Indexed Bonds TIPS 0.38%	10.47%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	10.41%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	6.26%
Government National Mortgage Association 4.50%	0.96%
Elmwood Ltd 5.18%	0.57%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	0.55%
Madison Park Funding LXXIII Ltd 5.26%	0.51%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Strategies: International Equity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: International Equity Fund
Class Name	Institutional Class
Trading Symbol	MXECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Core Strategies: International Equity Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: International Equity Fund (Institutional Class/MXECX)	$ 74	0.65%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 29.17%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 31.22% over the same period.
The Fund’s investment portfolio was managed by three sub-advisers: Franklin Templeton Institutional, LLC (“Franklin Templeton”); Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited); and LSV Asset Management (“LSV”). On April 30, 2025, Lazard Asset Management LLC (“Lazard”) replaced Franklin Templeton as a sub-adviser of the Fund.
Franklin Templeton Summary of Performance
For the period of January 1, 2025 - April 30, 2025, performance was affected by stock selection in the industrials and financials sectors, while stock selection in communication services and information technology contributed. Sector positioning also influenced performance, as an overweight to information technology and an underweight to financials detracted, while a lack of exposure to energy and an overweight to communication services contributed. Within communications services, CTS Eventim, a Germany-based live entertainment and ticketing services provider, contributed following fourth quarter results that exceeded consensus expectations, reflecting strong revenues and profit margins across its ticketing and live entertainment divisions. In consumer discretionary, German apparel and footwear manufacturer Puma detracted from performance after issuing a profit warning driven primarily by slowing growth in Latin America, where profit margins are relatively high, with a stronger U.S. dollar further weighing on its fourth quarter earnings.
Keyridge Summary of Performance
Performance was supported by a resilient growth backdrop despite tariff-related uncertainties, with fiscal and monetary stimulus helping to offset the drag from higher tariffs. A weaker dollar over the course of the year also supported returns from global equities for U.S. dollar-based investors. ASML, a semiconductor company, was the largest contributor to performance, supported by strength in its extreme ultraviolet lithography business, while HSBC, a U.K. bank, also contributed to performance due to improved operational efficiency and a focus on wealth management. Novo Nordisk, a pharmaceuticals company, detracted the most from performance amid weak sales growth and increased competition for its weight-reducing drugs Wegovy and Ozempic. CSL Limited, a biotech company, was also a detractor as it experienced profit downgrades, a delayed spin-off, and declining U.S. flu vaccination rates.
Lazard Summary of Performance
Performance during the period from April 30, 2025 - December 31, 2025 was affected primarily by valuation pressure on quality-oriented holdings amid a narrow market environment. While earnings across the portfolio continued to compound, rising interest rates and shifting market preferences led to a significant derating of quality companies, particularly across industries viewed as more exposed to potential AI disruption. Portfolio positioning, including underweights to areas such as banks and overweights to industries such as media, software, and professional services, detracted as market leadership narrowed toward perceived AI beneficiaries. In addition, select holdings, including data and analytics companies such as RELX and London Stock Exchange Group, experienced meaningful valuation declines despite strong underlying earnings growth, reflecting investor concerns around future AI impacts.
LSV Summary of Performance
Performance was driven primarily by the portfolio’s deeper value style orientation, which was the largest contributor for the year. Style (deeper value) accounted for the most significant positive impact on performance, while size (smaller size bias) was the largest detractor.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: International Equity Fund (Institutional Class/MXECX)	29.17%	8.11%	7.38%
MSCI EAFE Index	31.22%	8.92%	7.88%
(a)
Institutional Class inception date was June 25, 2018.

Performance Inception Date	Jun. 25, 2018
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 1,076,000,000
Holdings Count | Holding	862
Advisory Fees Paid, Amount	$ 5,500,000
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,076M
Total number of portfolio holdings	862
Total advisory fee paid	$ 5.5M
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	1.88%
Novartis AG	1.34%
Novo Nordisk A/S Class B	1.29%
SAP SE	1.25%
LVMH Moet Hennessy Louis Vuitton SE	1.15%
EssilorLuxottica SA	1.03%
Unilever PLC	0.97%
Tencent Holdings Ltd	0.94%
HSBC Holdings PLC	0.93%
Roche Holding AG	0.93%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding NV	1.88%
Novartis AG	1.34%
Novo Nordisk A/S Class B	1.29%
SAP SE	1.25%
LVMH Moet Hennessy Louis Vuitton SE	1.15%
EssilorLuxottica SA	1.03%
Unilever PLC	0.97%
Tencent Holdings Ltd	0.94%
HSBC Holdings PLC	0.93%
Roche Holding AG	0.93%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30,

2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective April 30, 2025,

Lazard Asset Management LLC replaced Franklin Templeton Institutional, LLC as a sub-adviser.

Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30,

2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.

Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Strategies: International Equity Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: International Equity Fund
Class Name	Investor Class
Trading Symbol	MXEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Core Strategies: International Equity Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: International Equity Fund (Investor Class/MXEVX)	$ 110	0.96%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 28.74%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 31.22% over the same period.
The Fund’s investment portfolio was managed by three sub-advisers: Franklin Templeton Institutional, LLC (“Franklin Templeton”); Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited); and LSV Asset Management (“LSV”). On April 30, 2025, Lazard Asset Management LLC (“Lazard”) replaced Franklin Templeton as a sub-adviser of the Fund.
Franklin Templeton Summary of Performance
For the period of January 1, 2025 - April 30, 2025, performance was affected by stock selection in the industrials and financials sectors, while stock selection in communication services and information technology contributed. Sector positioning also influenced performance, as an overweight to information technology and an underweight to financials detracted, while a lack of exposure to energy and an overweight to communication services contributed. Within communications services, CTS Eventim, a Germany-based live entertainment and ticketing services provider, contributed following fourth quarter results that exceeded consensus expectations, reflecting strong revenues and profit margins across its ticketing and live entertainment divisions. In consumer discretionary, German apparel and footwear manufacturer Puma detracted from performance after issuing a profit warning driven primarily by slowing growth in Latin America, where profit margins are relatively high, with a stronger U.S. dollar further weighing on its fourth quarter earnings.
Keyridge Summary of Performance
Performance was supported by a resilient growth backdrop despite tariff-related uncertainties, with fiscal and monetary stimulus helping to offset the drag from higher tariffs. A weaker dollar over the course of the year also supported returns from global equities for U.S. dollar-based investors. ASML, a semiconductor company, was the largest contributor to performance, supported by strength in its extreme ultraviolet lithography business, while HSBC, a U.K. bank, also contributed to performance due to improved operational efficiency and a focus on wealth management. Novo Nordisk, a pharmaceuticals company, detracted the most from performance amid weak sales growth and increased competition for its weight-reducing drugs Wegovy and Ozempic. CSL Limited, a biotech company, was also a detractor as it experienced profit downgrades, a delayed spin-off, and declining U.S. flu vaccination rates.
Lazard Summary of Performance
Performance during the period from April 30, 2025 - December 31, 2025 was affected primarily by valuation pressure on quality-oriented holdings amid a narrow market environment. While earnings across the portfolio continued to compound, rising interest rates and shifting market preferences led to a significant derating of quality companies, particularly across industries viewed as more exposed to potential AI disruption. Portfolio positioning, including underweights to areas such as banks and overweights to industries such as media, software, and professional services, detracted as market leadership narrowed toward perceived AI beneficiaries. In addition, select holdings, including data and analytics companies such as RELX and London Stock Exchange Group, experienced meaningful valuation declines despite strong underlying earnings growth, reflecting investor concerns around future AI impacts.
LSV Summary of Performance
Performance was driven primarily by the portfolio’s deeper value style orientation, which was the largest contributor for the year. Style (deeper value) accounted for the most significant positive impact on performance, while size (smaller size bias) was the largest detractor.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: International Equity Fund (Investor Class/MXEVX)	28.74%	7.75%	10.08%
MSCI EAFE Index	31.22%	8.92%	10.84%
(a)
Investor Class inception date was September 3, 2020.

Performance Inception Date	Sep. 03, 2020
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 1,076,000,000
Holdings Count | Holding	862
Advisory Fees Paid, Amount	$ 5,500,000
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,076M
Total number of portfolio holdings	862
Total advisory fee paid	$ 5.5M
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	1.88%
Novartis AG	1.34%
Novo Nordisk A/S Class B	1.29%
SAP SE	1.25%
LVMH Moet Hennessy Louis Vuitton SE	1.15%
EssilorLuxottica SA	1.03%
Unilever PLC	0.97%
Tencent Holdings Ltd	0.94%
HSBC Holdings PLC	0.93%
Roche Holding AG	0.93%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding NV	1.88%
Novartis AG	1.34%
Novo Nordisk A/S Class B	1.29%
SAP SE	1.25%
LVMH Moet Hennessy Louis Vuitton SE	1.15%
EssilorLuxottica SA	1.03%
Unilever PLC	0.97%
Tencent Holdings Ltd	0.94%
HSBC Holdings PLC	0.93%
Roche Holding AG	0.93%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30,

2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective April 30, 2025,

Lazard Asset Management LLC replaced Franklin Templeton Institutional, LLC as a sub-adviser.

Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Strategies: U.S. Equity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: U.S. Equity Fund
Class Name	Institutional Class
Trading Symbol	MXEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Core Strategies: U.S. Equity Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: U.S. Equity Fund (Institutional Class/MXEBX)	$ 59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 15.41%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% over the same period.
The Fund’s investment portfolio is managed by four sub-advisers: J.P. Morgan Investment Management Inc. (“JPMorgan”); Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited); Loomis, Sayles & Company, L.P. (“Loomis Sayles”); and Putnam Investment Management, LLC (“Putnam”).
JPMorgan Summary of Performance
Performance during the period was affected by elevated volatility early in the year, when a reduced weighting in high-growth technology with elevated expectations supported the portfolio, followed by a shift in market leadership after the April market low that created headwinds. A narrow group of large-cap growth stocks, including the “Magnificent Seven” and a small number of adjacent AI-related companies, accounted for a significant portion of market returns during the latter part of the year, and an underweight position and stock selection within this cohort were key detractors, along with idiosyncratic security selection elsewhere in the portfolio. An overweight position in Oracle detracted as mixed cloud revenue results, margin pressure, and higher-than-expected capital expenditures weighed on the stock, while an underweight position in NVIDIA also detracted amid strong demand for AI-related products. Positioning in Eli Lilly was also challenged by increased volatility later in the year. These effects were partially offset by contributions from select holdings, including an underweight position in Apple, where delayed AI initiatives and other company-specific concerns weighed on shares, as well as from Goldman Sachs. Insmed was also a contributor, supported by the successful launch of its Brinsupri treatment, which generated strong early sales and prescription metrics. Consistent with the investment process, portfolio positioning evolved throughout the year through active risk management and new initiations across sectors, with a continued focus on technology opportunities tied to AI infrastructure, as well as healthcare, fintech, and other growth companies with improving fundamentals.
Keyridge Summary of Performance
Performance during the period was affected by heightened volatility early in the year associated with U.S. tariff policy, which contributed to a broad market drawdown, followed by a recovery beginning in April as trade tensions eased. A resilient economic backdrop, upward revisions to growth expectations, robust earnings, continued optimism around AI, and the resumption of the Federal Reserve’s rate cutting cycle were key factors influencing performance. Nvidia, a key supplier of chips powering AI technology, was the largest contributor to performance as robust demand supported strong earnings growth, which was well in excess of market expectations. Alphabet, a communications and technology company, also contributed to performance due to the implementation of AI technology and continued growth in cloud-based revenue. United Health Group, an insurance company, detracted the most from performance due to earnings decline and increased policy payouts. Fiserv Inc., a payments technology company, also detracted from performance where weaker consumer spending weighed on earnings.
Loomis Sayles Summary of Performance
Following a market selloff during the first quarter of the year related to investor concerns over tariffs, the market shifted, with leadership favoring low-quality companies. The result was a mismatch with the portfolio’s focus on long-term fundamentals and higher quality business models. While several holdings delivered strong individual results, overall portfolio breadth was negative, which is typical when high-quality investment style is temporarily out of favor. The utilities sector provided the largest contribution to performance due to strong security selection and included independent power producer Talen Energy, one of the top contributing stocks during the period. TTM Technologies, the largest U.S. supplier of printed circuit boards, was the top contributor, supported by improved revenue quality, margin expansion through factory consolidation, and growth in AI servers. The healthcare sector detracted the most from performance due to an underweight exposure to biotechnology and weaker stock selection, with healthcare provider Select Medical Holdings among the bottom performing holdings. Alight Inc., a leading human capital solutions provider, was the top detractor as strategic and governance changes were less effective than expected amid macroeconomic pressures, and the position was sold from the portfolio.
Putnam Summary of Performance
Performance during the period was driven primarily by security selection, which was the largest contributor, particularly within financials, utilities, and consumer discretionary. Sector allocation decisions detracted from performance, particularly an underweight positioning in communication services, which was among the stronger-performing areas of the market. Security selection within information technology and communication services also detracted. Overall, portfolio results reflected the combined impact of bottom-up security selection and sector positioning within a market environment characterized by solid economic growth and continued investor focus on select areas of the equity market.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: U.S. Equity Fund (Institutional Class/MXEBX)	15.41%	12.97%	12.95%
Russell 3000 ® Index	17.15%	13.15%	13.88%
(a)
Institutional Class inception date was June 25, 2018.

Performance Inception Date	Jun. 25, 2018
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 732,000,000
Holdings Count | Holding	655
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 732M
Total number of portfolio holdings	655
Total advisory fee paid	$ 3.1M
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
NVIDIA Corp	4.92%
Microsoft Corp	4.47%
Apple Inc	4.12%
Amazon.com Inc	2.69%
Alphabet Inc Class A	2.36%
Broadcom Inc	1.97%
Alphabet Inc Class C	1.79%
Meta Platforms Inc Class A	1.51%
Tesla Inc	1.44%
Walmart Inc	1.06%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp	4.92%
Microsoft Corp	4.47%
Apple Inc	4.12%
Amazon.com Inc	2.69%
Alphabet Inc Class A	2.36%
Broadcom Inc	1.97%
Alphabet Inc Class C	1.79%
Meta Platforms Inc Class A	1.51%
Tesla Inc	1.44%
Walmart Inc	1.06%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Strategies: U.S. Equity Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: U.S. Equity Fund
Class Name	Investor Class
Trading Symbol	MXETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Core Strategies: U.S. Equity Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: U.S. Equity Fund (Investor Class/MXETX)	$ 97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 15.00%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% over the same period.
The Fund’s investment portfolio is managed by four sub-advisers: J.P. Morgan Investment Management Inc. (“JPMorgan”); Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited); Loomis, Sayles & Company, L.P. (“Loomis Sayles”); and Putnam Investment Management, LLC (“Putnam”).
JPMorgan Summary of Performance
Performance during the period was affected by elevated volatility early in the year, when a reduced weighting in high-growth technology with elevated expectations supported the portfolio, followed by a shift in market leadership after the April market low that created headwinds. A narrow group of large-cap growth stocks, including the “Magnificent Seven” and a small number of adjacent AI-related companies, accounted for a significant portion of market returns during the latter part of the year, and an underweight position and stock selection within this cohort were key detractors, along with idiosyncratic security selection elsewhere in the portfolio. An overweight position in Oracle detracted as mixed cloud revenue results, margin pressure, and higher-than-expected capital expenditures weighed on the stock, while an underweight position in NVIDIA also detracted amid strong demand for AI-related products. Positioning in Eli Lilly was also challenged by increased volatility later in the year. These effects were partially offset by contributions from select holdings, including an underweight position in Apple, where delayed AI initiatives and other company-specific concerns weighed on shares, as well as from Goldman Sachs. Insmed was also a contributor, supported by the successful launch of its Brinsupri treatment, which generated strong early sales and prescription metrics. Consistent with the investment process, portfolio positioning evolved throughout the year through active risk management and new initiations across sectors, with a continued focus on technology opportunities tied to AI infrastructure, as well as healthcare, fintech, and other growth companies with improving fundamentals.
Keyridge Summary of Performance
Performance during the period was affected by heightened volatility early in the year associated with U.S. tariff policy, which contributed to a broad market drawdown, followed by a recovery beginning in April as trade tensions eased. A resilient economic backdrop, upward revisions to growth expectations, robust earnings, continued optimism around AI, and the resumption of the Federal Reserve’s rate cutting cycle were key factors influencing performance. Nvidia, a key supplier of chips powering AI technology, was the largest contributor to performance as robust demand supported strong earnings growth, which was well in excess of market expectations. Alphabet, a communications and technology company, also contributed to performance due to the implementation of AI technology and continued growth in cloud-based revenue. United Health Group, an insurance company, detracted the most from performance due to earnings decline and increased policy payouts. Fiserv Inc., a payments technology company, also detracted from performance where weaker consumer spending weighed on earnings.
Loomis Sayles Summary of Performance
Following a market selloff during the first quarter of the year related to investor concerns over tariffs, the market shifted, with leadership favoring low-quality companies. The result was a mismatch with the portfolio’s focus on long-term fundamentals and higher quality business models. While several holdings delivered strong individual results, overall portfolio breadth was negative, which is typical when high-quality investment style is temporarily out of favor. The utilities sector provided the largest contribution to performance due to strong security selection and included independent power producer Talen Energy, one of the top contributing stocks during the period. TTM Technologies, the largest U.S. supplier of printed circuit boards, was the top contributor, supported by improved revenue quality, margin expansion through factory consolidation, and growth in AI servers. The healthcare sector detracted the most from performance due to an underweight exposure to biotechnology and weaker stock selection, with healthcare provider Select Medical Holdings among the bottom performing holdings. Alight Inc., a leading human capital solutions provider, was the top detractor as strategic and governance changes were less effective than expected amid macroeconomic pressures, and the position was sold from the portfolio.
Putnam Summary of Performance
Performance during the period was driven primarily by security selection, which was the largest contributor, particularly within financials, utilities, and consumer discretionary. Sector allocation decisions detracted from performance, particularly an underweight positioning in communication services, which was among the stronger-performing areas of the market. Security selection within information technology and communication services also detracted. Overall, portfolio results reflected the combined impact of bottom-up security selection and sector positioning within a market environment characterized by solid economic growth and continued investor focus on select areas of the equity market

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: U.S. Equity Fund (Investor Class/MXETX)	15.00%	12.57%	14.25%
Russell 3000 ® Index	17.15%	13.15%	13.95%
(a)
Investor Class inception date was September 3, 2020.

Performance Inception Date	Sep. 03, 2020
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 732,000,000
Holdings Count | Holding	655
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 732M
Total number of portfolio holdings	655
Total advisory fee paid	$ 3.1M
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
NVIDIA Corp	4.92%
Microsoft Corp	4.47%
Apple Inc	4.12%
Amazon.com Inc	2.69%
Alphabet Inc Class A	2.36%
Broadcom Inc	1.97%
Alphabet Inc Class C	1.79%
Meta Platforms Inc Class A	1.51%
Tesla Inc	1.44%
Walmart Inc	1.06%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp	4.92%
Microsoft Corp	4.47%
Apple Inc	4.12%
Amazon.com Inc	2.69%
Alphabet Inc Class A	2.36%
Broadcom Inc	1.97%
Alphabet Inc Class C	1.79%
Meta Platforms Inc Class A	1.51%
Tesla Inc	1.44%
Walmart Inc	1.06%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.